INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, impairment test, period	4 years
Impairment loss	$ 0
Decrease in cash flow projections	9.50%
Discount rate applied to cash flow projections	13.40%
Discount rate applied to cash flow projections, if rate increased by 11%	14.40%
Increase in discount rate applied to cash flow projections	1.00%
Growth rate used to extrapolate cash flow projections	3.00%
Decrease in growth rate used to extrapolate cash flow projections	1.20%
GOODWILL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, impairment test, period	4 years
Recoverable amount	$ 43,000
COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Recoverable amount		$ 0
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss		1,701
Cost | GOODWILL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	$ 0	0
Cost | COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss		$ 1,701